Short-term borrowings	12 Months Ended
Dec. 31, 2011
Short-term borrowings
Short-term borrowings

8                                         Short-term borrowings

Short-term borrowings and current portion of long-term borrowings consist of the following:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
Unsecured government loan	3,000	8,000	1,271
Unsecured bank loans	300,000	710,000	112,808
Secured bank loans (note 3)	—	98,150	15,594
Current portion of long-term government loan	7,000	—	—
Current portion of long-term bank loan	50,000	—	—
Total	360,000	816,150	129,673

Short-term unsecured bank loans bear fixed interest rates ranging from 4.86% to 5.56% per annum in 2010 and from 6.10% to 7.93% per annum in 2011, respectively. The weighted average effective interest rates on short-term borrowings outstanding as of December 31, 2010 and 2011 were 5.29% and 6.93% per annum, respectively.

As of December 31, 2010 and 2011, the Group had unutilized banking facilities of RMB530,000 and RMB266,000 (US$42,263), respectively.